Commitments and Contingencies (Details Narrative) $ in Thousands	Jun. 30, 2025 USD ($)
Property, Plant and Equipment [Line Items]
Commitments relating to supervision services agreements	$ 4,933
Vessels Acquisitions [Member]
Property, Plant and Equipment [Line Items]
Commitments relating to acquisitions of vessels	489,300
Vessels under Construction [member]
Property, Plant and Equipment [Line Items]
Commitments relating to acquisitions of vessels	$ 1,318,726